Fair Value Measurements- Derivatives warrant liabilities (Detail) - Warrants Member [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jan. 01, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 – Derivative warrant liabilities at January 1, 2021	$ 8,284,890	$ 13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	2,102,670
Level 3 – Derivative warrant liabilities at June 30, 2021	$ 8,284,890	$ 13,467,630